Debt - Summary of Debt Under Promissory Notes (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		$ 449,716
Total long-term debt		577,318	$ 106,693
Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]			$ 115,397,329
Principal	[1]	279,209
Accrued Interest Payable	[1]	170,507
Total long-term debt	[1]	449,716
Senior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		$ 4,178,912
Senior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]			$ 94,747,329
Currency		US$
Principal	[1]	$ 7,834
Accrued Interest Payable	[1]	12,620
Total long-term debt	[1]	$ 20,454
Interest Rate		14.00%		14.00%
Maturity		Dec 2026
2017 Junior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		$ 213,387
2017 Junior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]			$ 5,000,000
Currency		US$
Principal	[1]	$ 13,515
Accrued Interest Payable	[1]	20,627
Total long-term debt	[1]	$ 34,142
Interest Rate		15.00%		15.00%
Maturity		Dec 2026
2020 Junior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		$ 17,867
2020 Junior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]			$ 650,000
Currency		US$
Principal	[1]	$ 9,291
Accrued Interest Payable	[1]	5,827
Total long-term debt	[1]	$ 15,118
Interest Rate		14.00%		14.00%
Maturity		Dec 2026
Convertible Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]			$ 15,000,000
Currency		US$
Principal	[1]	$ 248,569
Accrued Interest Payable	[1]	131,433
Total long-term debt	[1]	$ 380,002
Interest Rate		14.00%		14.00%
Maturity		Nov 2026

[1]	These amounts are due to non-related parties, the remaining balance is disclosed as debt to related parties (See Note 13).